Stock Options - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options outstanding beginning balance	21,840,953	10,530,953	7,656,250
Number of options granted	1,006,272	13,210,000	5,860,000
Number of options forfeited	(487,620)	(1,900,000)	(2,985,297)
Number of options exercised	1,981,000
Number of options outstanding ending balance	29,407,413	21,840,953	10,530,953
Number of options vested		12,286,613
Number of options exercisable	29,407,413	9,357,620
Weighted average exercise price outstanding beginning balance	$ 0.26	$ 0.33	$ 0.66
Weighted average exercise price granted	0.33	0.17	0.09
Weighted average exercise price forfeited	0.55	0.16	0.93
Weighted average exercise price exercised	0.07
Weighted average exercise price outstanding ending balance	0.26	0.26	$ 0.33
Weighted average exercise price vested		0.28
Weighted average exercise price exercisable	$ 0.36	$ 0.36
Weighted average remaining contractual term outstanding	2 years 1 month 2 days	4 years 10 days	4 years 10 months 14 days
Weighted average remaining contractual term outstanding	1 year 8 months 5 days	2 years 1 month 2 days	4 years 11 days
Aggregate intrinsic value outstanding beginning balance	$ 137,403
Aggregate intrinsic value granted
Aggregate intrinsic value exercised
Aggregate intrinsic value forfeited
Aggregate intrinsic value outstanding ending balance	$ 7,533,282	$ 137,403
Aggregate intrinsic value vested		44,030
Aggregate intrinsic value exercisable	$ 2,406,294	$ 24,166